Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diluted earnings per share [abstract]
Profit/(loss) attributable to the parent	€ (8,771)	€ 6,515	€ 7,810
Remuneration of contingently convertible preference shares (CCP)	(552)	(595)	(560)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0	0
Profit attributable to ordinary equity holders of parent including dilutive effects	(9,323)	5,920	7,250
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0	0
Profit or loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ (9,323)	€ 5,920	€ 7,250
Weighted average number of shares outstanding (in shares)	17,316,288,908	16,348,415,883	16,150,090,739
Dilutive effect of options/rights on shares (in shares)		35,891,644	42,873,078
Impact factor correction (in shares)		712,361,197	704,041,905
Adjusted number of shares (in shares)	17,316,288,908	17,096,668,724	16,897,005,722
Total diluted earnings (loss) per share (in euro per share)	€ (0.538)	€ 0.346	€ 0.429
Diluted earnings per share from discontinued operations (in euro per share)	0	0	0
Diluted earnings per share from continuing operations (in euro per share)	€ (0.538)	€ 0.346	€ 0.429